SUBSEQUENT EVENTS (Details) - Intrinsic Value Computation (USD $)				0 Months Ended
	Dec. 31, 2015	Jul. 31, 2014	Oct. 31, 2013	Sep. 09, 2014 Subsequent Event [Member]	Sep. 09, 2014 Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) - Intrinsic Value Computation [Line Items]
Stock price used for valuation (in Dollars per share)					$ 0.25
5,285 shares issued per $1,000 face value
Aggregate gross intrinsic value of the $3,500,000 of principal outstanding on September 8, 2014, immediately prior to conversion					$ 4,532,241
Less the face value of the convertible debenture	(1,765,000)	(1,440,000)	(325,000)		(3,500,000)
Intrinsic value of the derivative conversion feature					$ 1,032,241